UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10593

Morgan Stanley Institutional Fund

of Hedge Funds LP

(Exact Name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Joseph Benedetti, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited)

March 31, 2014

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds

Equity Long/Short - High Hedge
Anchor Bolt Fund, LP	1/1/2014	$11,500,000	$12,194,003	2.86%
Magnetar Equity Opportunities Fund LLC	2/1/2011	1,424,848	3,123,315	0.73
Millennium USA, L.P.	8/1/2008	8,253,743	14,756,022	3.47
Tyrian Global Opportunities Fund, LP	9/1/2013	11,000,000	11,429,382	2.68

Total Equity Long/Short - High Hedge		32,178,591	41,502,722	9.74

Equity Long/Short - Opportunistic
Adelphi Europe Partners, L.P.	1/1/2013	9,861,437	11,696,096	2.75
Destrier Capital Partners, LP	7/1/2013	10,900,000	12,372,624	2.90
Doonbeg Fund, LP	4/1/2012	8,586,610	10,977,681	2.58
East Side Capital, L.P.	8/1/2012	8,417,155	12,477,352	2.93
ESG Domestic Opportunity Fund LP	11/1/2012	11,000,000	12,701,154	2.98
Newbrook Capital Partners LP	1/1/2013	10,465,459	11,288,170	2.65
Pelham Long/Short Fund LP	11/1/2009	11,774,513	14,936,531	3.51
Quentec Partners, LP	10/1/2012	9,500,000	13,342,551	3.13
Scopus Partners II, L.P.	4/1/2012	9,981,096	12,237,812	2.87
Turiya Fund LP	8/1/2012	9,304,835	12,952,790	3.04

Total Equity Long/Short - Opportunistic		99,791,105	124,982,761	29.34

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

March 31, 2014

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)

Event Driven Equity
Astellon Special Opportunities Fund	10/1/2013	$11,000,000	$11,923,267	2.80%
Ionic Event Driven Fund LLC	6/1/2013	11,000,000	11,227,854	2.64
LionEye Fund LP	2/1/2014	10,000,000	10,201,907	2.39

Total Event Driven Equity		32,000,000	33,353,028	7.83

Macro
Autonomy Global Macro Fund L.P.	11/1/2012	10,500,000	11,268,877	2.65
Brevan Howard L.P.	8/1/2004	4,672,371	11,982,401	2.81
D.E. Shaw Oculus Fund, L.L.C.	11/1/2004	6,240,932	10,566,525	2.48
Discovery Global Opportunity Partners, L.P.	9/1/2009	7,001,472	12,988,497	3.05
EMSO Saguaro Ltd.	11/1/2013	11,125,000	11,228,969	2.64
Fortress Asia Macro Fund LP	2/1/2014	5,825,000	5,789,799	1.36
Meru US HFF, LP	12/1/2009	8,401,603	11,313,413	2.66
Stone Milliner Macro Fund L.P.	10/1/2013	11,250,000	11,723,169	2.75
Trient Global Macro Partners, L.P.	4/1/2013	9,988,973	10,148,882	2.38
Tudor BVI Global Fund L.P. (The)	7/1/2010	9,291,382	12,061,103	2.83

Total Macro		84,296,733	109,071,635	25.61

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

March 31, 2014

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)

Mortgage Arbitrage
Rimrock Structured Product Fund, L.P.	1/1/2014	$10,500,000	$10,729,750	2.52%
SPM Core Fund, L.P.	4/1/2011	6,947,893	10,045,794	2.36
Tilden Park Investment Fund LP	4/1/2012	10,494,124	17,531,090	4.11

Total Mortgage Arbitrage		27,942,017	38,306,634	8.99

Multi-Strategy
Citadel Wellington LLC	7/1/2002	7,999,577	12,908,440	3.03
HBK Multi-Strategy Fund L.P. (formerly, HBK Fund II L.P.)	11/1/2009	7,278,998	10,709,826	2.52
Magnetar Capital Fund II LP	1/1/2010	9,527,917	11,855,007	2.78
QVT Onshore LP	3/1/2012	2,740,052	2,505,848	0.59
QVT SLV Onshore Ltd.	3/1/2012	477,113	1,005,424	0.24

Total Multi-Strategy		28,023,657	38,984,545	9.16

Relative Value Credit
Symphony Long-Short Credit Fund L.P.	1/1/2013	10,111,452	11,325,246	2.66

Total Relative Value Credit		10,111,452	11,325,246	2.66

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

March 31, 2014

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)

Statistical Arbitrage
Two Sigma Spectrum U.S. Fund, LP	4/1/2010	$13,211,381	$18,418,046	4.32%

Total Statistical Arbitrage		13,211,381	18,418,046	4.32

Total Investments in Investment Funds		$327,554,936	415,944,617	97.65

Other Assets, less Liabilities			9,989,670	2.35

Total Partners’ Capital			$425,934,287	100.00%

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

March 31, 2014

Strategy Allocation	Percent of Partners’ Capital
Equity Long/Short - Opportunistic	29.34%
Macro	25.61
Equity Long/Short - High Hedge	9.74
Multi-Strategy	9.16
Mortgage Arbitrage	8.99
Event Driven Equity	7.83
Statistical Arbitrage	4.32
Relative Value Credit	2.66

Total Investments in Investment Funds	97.65%

Notes to Schedule of Investments

Portfolio Valuation

The Board of Directors (the “Board”) of Morgan Stanley Institutional Fund of Hedge Funds LP (the “Partnership”) has approved procedures pursuant to which the Partnership values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Partnership’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Partnership’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Partnership’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Partnership’s interest in such Investment Fund, consistent with the Partnership’s fair valuation procedures.

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine the fair value of the Investment Fund. In order to determine the fair value of these Investment Funds, the Adviser has established the Fund of Hedge Funds Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for determining and implementing the Partnership’s valuation policies and procedures, which have been adopted by the Board, and are subject to Board supervision. The Valuation Committee consists of voting members from Morgan Stanley’s accounting, financial reporting and risk management groups, and non-voting members from portfolio management, legal and compliance groups. A member of the portfolio management team may attend each Valuation Committee meeting to provide knowledge, insight, and recommendations on valuation issues. The portfolio management team will recommend to the Valuation Committee a fair value for an Investment Fund, using such valuation techniques such as a market, income, or cost approach. In applying these valuation techniques, the portfolio management team uses their knowledge of the Investment Fund, industry expertise, information obtained through communication with the Investment Fund’s investment manager, and available relevant information as it considers material. After consideration of the portfolio management team’s recommendation, the Valuation Committee will determine, in good faith, the fair value of the Investment Fund. The Valuation Committee shall meet at least annually to analyze changes in fair value measurements. Because of the inherent uncertainty of valuation, the fair values of the Partnership’s investments may differ significantly from the values that would have been used had a ready market for these Investment Funds held by the Partnership been available.

Fair Value of Financial Instruments

The fair value of the Partnership’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Schedule of Investments. Fair value is defined as the price that the Partnership would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Partnership uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Partnership’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments), fair value of investments for which the Partnership has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term or short-term investments that are valued at amortized cost

•	Level 3 – significant unobservable inputs (including the Partnership’s own assumptions in determining the fair value of investments) or fair value of investments for which the Partnership does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Partnership are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Partnership to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Partnership’s policy is to recognize transfers between Levels 1, 2 or 3 and transfers due to strategy reclassification, if any, as if they occurred as of the beginning of the reporting period. For the period from January 1, 2014 to March 31, 2014, the Partnership did not have any transfers between Levels 1 and 2.

The following is a summary of the inputs used for investment tranches as of March 31, 2014 in valuing the Partnership’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investment Funds
Equity Long/Short - High Hedge	$—	26,746,700	$14,756,022	$41,502,722
Equity Long/Short - Opportunistic	—	87,179,995	37,802,766	124,982,761
Event Driven Equity	—	33,353,028	—	33,353,028
Macro	—	97,802,758	11,268,877	109,071,635
Mortgage Arbitrage	—	20,775,544	17,531,090	38,306,634
Multi-Strategy	—	12,908,440	26,076,105	38,984,545
Relative Value Credit	—	11,325,246	—	11,325,246
Statistical Arbitrage	—	18,418,046	—	18,418,046

Total Investment Funds	$—	308,509,757	$107,434,860	$415,944,617

The following is a reconciliation of Level 3 investment tranches for the period from January 1, 2014 to March 31, 2014:

	Balance as of December 31, 2013	Transfers into Level 3	Sales	Net realized gain (loss)	Net change in unrealized appreciation/ depreciation	Balance as of March 31, 2014
Investment Funds
Equity Long/Short - High Hedge	$14,248,926	$—	$—	$—	$507,096	$14,756,022
Equity Long/Short - Opportunistic	25,453,265	12,449,623	(1,500,000)	422,452	977,426	37,802,766
Macro	10,886,024	—	—	—	382,853	11,268,877
Mortgage Arbitrage	22,022,717	—	(5,856,787)	2,350,910	(985,750)	17,531,090
Multi-Strategy	28,376,865	—	(2,788,740)	622,564	(134,584)	26,076,105

Total Investment Funds	$100,987,797	$12,449,623	$(10,145,527)	$3,395,926	$747,041	$107,434,860

Net change in unrealized appreciation/ depreciation on Level 3 investment tranches still held as of March 31, 2014
Investment Funds
Equity Long/Short - High Hedge	$507,096
Equity Long/Short - Opportunistic	977,426
Macro	382,853
Mortgage Arbitrage	(985,750)
Multi-Strategy	419,980

Total Investment Funds	$1,301,605

As of March 31, 2014, all of the Level 3 investment tranches were fair valued based on non-quantitative unobservable valuation inputs.

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s first fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Morgan Stanley Institutional Fund of Hedge Funds LP

By:	/s/ John H. Gernon
Name:	John H. Gernon
Title:	Principal Executive Officer
Date:	May 30, 2014

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Gernon
Name:	John H. Gernon
Title:	Principal Executive Officer
Date:	May 30, 2014

By:	/s/ Noel Langlois
Name:	Noel Langlois
Title:	Principal Financial Officer
Date:	May 30, 2014